Salaries and personnel expenses	12 Months Ended
Dec. 31, 2023
Salaries and personnel expenses [Abstract]
Salaries and personnel expenses
8 Salaries and personnel expenses

(in USD million, except average number of employees) 2023 2022 2021
Salaries 1)
2,876 2,875 2,962
Pension costs 2)
441 458 488
Payroll tax
511 433 414
Other compensations and social costs
375 324 288
Total payroll expenses
4,203 4,090 4,152
Average number of employees 3)
22,600 21,500 21,400
Salaries include bonuses and expatriate costs in addition to base pay.
2)

See note 22 Pensions.
3)

Part time employees amount to
2 % for 2023 and 3 % for 2022 and 2021.
Total payroll expenses are accumulated in cost-pools and partially charged to partners of Equinor operated licences on an hours incurred basis.
Compensation to the board of directors (BoD) and the corporate executive committee

(CEC)

(in USD million) 1) 2023 2022 2021
Current employee benefits
10.7 12.9 12.2
Post-employment benefits
0.3 0.4 0.4
Other non-current benefits
0.0 0.0 0.0
Share-based payment benefits
0.3 0.2 0.1
Total benefits
11.3 13.5 12.7
1) All figures in the table are presented on accrual basis.
At 31 December 2023, 2022, and 2021 there are no

loans to the members of the BoD or the CEC.
Share-based compensation
Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions
and a contribution by Equinor. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each share they have purchased.
Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares
granted and related social security tax was USD 78

million, USD
85

million, and USD
79

million related to the 2023, 2022 and 2021
programmes, respectively. For the 2024 programme (granted in 2023), the estimated compensation expense is USD 83 million. At 31
December 2023 the amount of compensation cost yet to be expensed throughout the vesting period is

USD
176

million.
See note 20 Shareholders’ equity,

capital distribution and earnings per share for more information about share-based compensation.